Trade and Other Receivables (Details) - AUD ($)		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current
Trade receivables	[1]	$ 49,519	$ 332,972
Loss allowance		(30,055)	(34,046)
Other receivables			138,172
Accrued income	[2]	308,225	531,828
Total Trade and Other Receivables		$ 327,689	$ 968,926	$ 1,683,305

[1]	All trade receivables are non-interest bearing.
[2]	Primarily comprises of receivables from the Australian Tax Office in relation to R&D tax concession for the year.